Other liabilities - Lease maturity (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease liabilities	R$ 127,676	R$ 146,705	R$ 137,085
Not later than one year [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease liabilities	4,389	2,890
Above 1 year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease liabilities	15,789	26,009
Later than five years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease liabilities	R$ 107,498	R$ 117,806